Income Taxes (Tables)	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Income Before Income Taxes	Income before income taxes comprises the following:

	2018	2017	2016
Domestic	$576.0	$527.3	$518.9
Foreign	278.5	174.1	191.1
Total income before income taxes	$854.5	$701.4	$710.0

Provisions for Income Taxes
The provisions for income taxes consist of the following:

	2018	2017	2016
Current expense (benefit):
Federal	$(2.7)	$(2.7)	$44.2
State	26.0	14.0	20.9
Foreign	77.6	56.2	78.7
Total current expense	100.9	67.5	143.8
Deferred expense (benefit):
Federal	(77.1)	125.8	81.2
State	6.7	16.4	1.3
Foreign	1.9	(31.8)	(4.8)
Investment tax credit amortization	(0.3)	(0.3)	(0.3)
Total deferred expense	(68.8)	110.1	77.4
Total income tax expense	$32.1	$177.6	$221.2

Reconciliation of U.S. Federal Statutory Tax Rate to Effective Tax Rate
A reconciliation from the U.S. federal statutory tax rate to our effective tax rate is as follows:

	2018	2017	2016
U.S. federal statutory tax rate	24.5%	35.0%	35.0%
Difference in tax rate due to:
Effect of tax rate changes - TJCA	(20.9)	—	—
Effect of tax rate changes - France	(2.1)	(4.1)	—
Noncontrolling interests not subject to tax	(3.0)	(4.3)	(6.2)
State income taxes, net of federal benefit	2.9	2.9	3.0
Valuation allowance adjustments	1.1	(1.1)	(0.9)
Effects of foreign operations	3.1	(1.1)	0.6
Excess tax benefits on share-based payments	(1.1)	(1.3)	—
Other, net	(0.7)	(0.7)	(0.3)
Effective tax rate	3.8%	25.3%	31.2%

Deferred Tax Liabilities (Assets)
Deferred tax liabilities (assets) comprise the following at September 30:

	2018	2017
Excess book basis over tax basis of property, plant and equipment	$807.8	$975.8
Investment in AmeriGas Partners	219.2	326.8
Intangible assets and goodwill	67.6	98.2
Utility regulatory assets	86.7	132.2
Derivative instruments	30.4	—
Other	10.6	11.7
Gross deferred tax liabilities	1,222.3	1,544.7

Pension plan liabilities	(20.0)	(57.7)
Employee-related benefits	(43.6)	(65.4)
Operating loss carryforwards	(26.2)	(30.9)
Foreign tax credit carryforwards	(106.1)	(106.1)
Utility regulatory liabilities	(118.6)	(9.3)
Derivative instruments	—	(1.7)
Utility environmental liabilities	(14.7)	(22.2)
Other	(29.0)	(27.8)
Gross deferred tax assets	(358.2)	(321.1)
Deferred tax assets valuation allowance	116.8	107.1
Net deferred tax liabilities	$980.9	$1,330.7

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	2018	2017	2016
Unrecognized tax benefits — beginning of year	$12.2	$7.2	$3.2
Additions for tax positions of the current year	1.5	1.9	2.2
Additions for tax positions taken in prior years	0.6	4.6	2.3
Settlements with tax authorities/statute lapses	(2.8)	(1.5)	(0.5)
Unrecognized tax benefits — end of year	$11.5	$12.2	$7.2